Financial assets and other receivables - Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Income from government grants	$ 30,420	$ 33,327
Expense related to government grants		33,327
Factoring of receivables
Disclosure of financial assets [line items]
Factored receivable	$ 2,190	$ 0